Significant Accounting Policies (Details) - Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income [Abstract]
Operating lease income from fixed payments	¥ 39,418	¥ 70,793
Variable operating lease income
Total	¥ 39,418	¥ 70,793